Short-term and Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2011
Short-term Debt

Short-term debt at March 31, 2010 and 2011 is as follows:

	Yen (millions)
	2010	2011
Short-term bank loans	¥260,648	¥268,600
Asset backed notes	37,719	35,908
Medium-term notes	129,903	184,437
Commercial paper	638,074	605,795

	¥1,066,344	¥1,094,740

Long-term Debt

Long-term debt at March 31, 2010 and 2011 is as follows:

	Yen (millions)
	2010	2011
Honda Motor Co., Ltd.:
Loans, maturing through 2031:
Unsecured, principally from banks	¥298	¥240
0.76% Japanese yen unsecured bond due 2012	70,000	70,000

	70,298	70,240
Subsidiaries:
Loans, maturing through 2029:
Secured, principally from banks	17,336	19,827
Unsecured, principally from banks	881,872	804,396
Asset backed notes, maturing through 2015	311,222	453,802
0.66% Japanese yen unsecured bond due 2010	30,000	—
0.94% Japanese yen unsecured bond due 2010	30,000	—
1.30% Japanese yen unsecured bond due 2011	40,000	40,000
1.51% Japanese yen unsecured bond due 2011	30,000	30,000
1.48% Japanese yen unsecured bond due 2012	30,000	30,000
0.49% Japanese yen unsecured bond due 2012	20,000	20,000
1.31% Japanese yen unsecured bond due 2013	40,000	40,000
1.05% Japanese yen unsecured bond due 2014	30,000	30,000
0.56% Japanese yen unsecured bond due 2015	—	30,000
0.59% Japanese yen unsecured bond due 2015	—	30,000
4.20% Thai baht unsecured bond due 2010	8,610	—
4.72% Thai baht unsecured bond due 2011	3,731	3,575
Medium-term notes, maturing through 2023	1,498,379	1,408,960
Less unamortized discount, net	6,117	5,105

	2,965,033	2,935,455

Total long-term debt	3,035,331	3,005,695
Less current portion	722,296	962,455

	¥2,313,035	¥2,043,240

Pledged Assets

Pledged assets at March 31, 2010 and 2011 are as follows:

	Yen (millions)
	2010	2011
Trade accounts and notes receivable	¥8,655	¥13,808
Inventories	3,777	11,691
Other current assets	—	5,337
Property, plant and equipment	20,492	24,548
Finance subsidiaries-receivables(see note 1(c))	352,618	504,587

Maturities of Long-term Debt

The following schedule shows the maturities of long-term debt for each of the five years following March 31, 2011 and thereafter:

Years ending March 31	Yen (millions)
2012	¥962,455

2013	794,422
2014	575,521
2015	255,590
2016	299,961
After five years	117,746

2,043,240

Total	¥3,005,695